S000066839 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Western Asset Premier Institutional Government Reserves | Premium Shares
Prospectus [Line Items]
Annual Return [Percent]	5.21%	5.08%	1.54%	0.01%	0.38%